Summary of Significant Accounting Policies - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers, total	$ 11,995,000	$ 12,659,000	$ 23,601,000	$ 24,802,000	$ 47,921,000	$ 55,108,000
Military [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers, total	8,164,000	6,831,000	15,810,000	15,171,000	27,921,000	38,498,000
Commercial [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers, total	$ 3,831,000	$ 5,828,000	$ 7,791,000	$ 9,631,000	$ 20,000,000	$ 16,610,000